Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information by Segment

	December 31,
	2013	2012	2011
Net operating revenues:
Hospital operations	$12,637,162	$12,664,967	$11,548,335
Corporate and all other	181,794	167,769	159,395
Total	$12,818,956	$12,832,736	$11,707,730

Income from continuing operations before income taxes:
Hospital operations	$575,307	$881,962	$742,858
Corporate and all other	(229,186)	(360,116)	(258,401)
Total	$346,121	$521,846	$484,457

Expenditures for segment assets:
Hospital operations	$582,910	$730,445	$738,420
Corporate and all other	31,082	38,345	38,293
Total	$613,992	$768,790	$776,713

	December 31,
	2013	2012
Total assets:
Hospital operations	$15,594,720	$15,216,827
Corporate and all other	1,522,575	1,389,508
Total	$17,117,295	$16,606,335